Revenues - Schedule of Revenues Disaggregated by Service Lines and Timing of Revenue Recognition (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Revenues
Revenues	$ 1,685,151	$ 2,166,935	$ 490,977
Transferred at Point in Time [Member]
Revenues
Revenues	902,092	1,160,000
Transferred over Time [Member]
Revenues
Revenues	783,059	1,006,935	490,977
Software development service [Member]
Revenues
Revenues	775,282	996,935	490,977
Consulting and technical support services [Member]
Revenues
Revenues	7,777	10,000
Product Sales [Member]
Revenues
Revenues	$ 902,092	$ 1,160,000